Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Fair Value of Assets and Liabilities [Abstract]
Schedule of Fair Value at the Reporting Date

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments (Level 1)	Significant observant inputs other than quoted prices (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
2026
Financials liabilities:
Warrant liabilities	-	-	2,654	2,654

2025
Financials liabilities:
Warrant liabilities	-	-	-	-

Schedule of Level 3 Fair value Measurements

The following table presents the changes in Level 3 instruments:

	June 30, 2025	June 30, 2026	June 30, 2026
Series A	RM	RM	USD
Issuance of warrants	-	11,181,777	2,739,289
Fair value change	-	(11,214,763)	(2,747,370)
Currency realignment	-	35,640	8,731
At end of the year	-	2,654	650